UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09985
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                         UBS Health Sciences Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
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                   Date of fiscal year end: December 31, 2004
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                  Date of reporting period: September 30, 2004
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                                                                    UBS HEALTH SCIENCES FUND, L.L.C.
                                                                                                    SCHEDULE OF INVESTMENTS IN FUNDS
                                                                                                                         (UNAUDITED)
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                                                                                                                  SEPTEMBER 30, 2004

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                                                                  REALIZED/
                                                                 UNREALIZED
                                                                 GAIN/(LOSS)                            % OF
                                                                    FROM                               MEMBERS'
INVESTMENT FUND:                                 COST            INVESTMENTS         FAIR VALUE        CAPITAL         LIQUIDITY
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Argus Healthcare Partners, L.P.                5,500,000          (539,186)           6,384,600          7.22%       Semi-Annually
Continental Healthcare Fund, L.P.              6,000,000          (201,660)           6,636,945          7.50%         Quarterly
Itros II QP, L.P.                              5,000,000             32,186           5,894,603          6.67%         Quarterly
Meditor Cobra Fund (C) Limited                 8,200,000            872,893           9,148,548         10.34%          Monthly
Merlin Biomed, L.P.                              127,607                 --             119,971          0.14%          Annually
North River Partners, L.P.                     2,000,000            436,496          10,870,403         12.29%         Quarterly
Pequot Healthcare Fund, L.P.                   2,598,085            324,879           9,874,849         11.17%         Quarterly
RX Healthcare Partners II, L.P.                9,000,000            493,883          10,914,804         12.34%         Quarterly
Salthill Partners, L.P                         3,500,000            134,171           3,634,171          4.11%         Quarterly
Sands Point Partners, L.P.                     3,500,000            193,704           3,794,326          4.29%       Semi-Annually
Ursus Capital, L.P.                            6,000,000            107,955           5,357,110          6.06%       Semi-Annually
Westfield Life Sciences Funds II, L.P.         9,000,000            379,821           9,394,851         10.62%         Quarterly
Redeemed Investment Funds                             --            471,659                  --            --

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TOTAL                                       $ 60,425,692         $2,706,801         $82,025,181         92.75%
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OTHER ASSETS, LESS LIABILITIES                                                        6,414,915          7.25%
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MEMBERS' CAPITAL                                                                    $88,440,096        100.00%
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ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        UBS Health Sciences Fund L.L.C.
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By (Signature and Title)*    /s/ Mitchell Tanzman
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                             Mitchell Tanzman, Co-Chief Executive Officer
                             (principal executive officer)

Date  November 18, 2004
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By (Signature and Title)*    /s/ Gregory Brousseau
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                             Gregory Brousseau, Co-Chief Executive Officer
                             (principal executive officer)

Date  November 18, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mitchell Tanzman
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                             Mitchell Tanzman, Co-Chief Executive Officer
                             (principal executive officer)

Date  November 18, 2004
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By (Signature and Title)*    /s/ Gregory Brousseau
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                             Gregory Brousseau, Co-Chief Executive Officer
                             (principal executive officer)

Date  November 18, 2004
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By (Signature and Title)*    /s/ Michael Mascis
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                             Michael Mascis, Chief Financial Officer
                             (principal financial officer)

Date  November 18, 2004
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* Print the name and title of each signing officer under his or her signature.